Note 2 - Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Useful life of property, plant and equipment [text block]
Computer equipment	2 years
Right-of-use-assets	Over the lease term